Revenues and other income - Additional Information (Details) € in Thousands, $ in Millions			1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 15, 2021 USD ($)	May 31, 2021	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit utilisation period					3 years
Decrease in subsidies | €						€ 432
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Minimum threshold to provide additional know-how to LianBio			80.00%
Collaboration agreement, upfront payment received		$ 20		$ 20
Collaboration agreement, milestones achievement, period	18 months
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement, potential development and commercial milestones payments	$ 220			$ 220	$ 220